GAHL DEPOSITOR LLC ABS-15G

Exhibit 99.25

Client Name:
Client Project Name:	DBMLT 2026-NQM1
Start - End Dates:	3/25/2026 - 8/06/2026
Deal Loan Count:	304

Waived Conditions Summary - None

 ©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.